Short-Term Borrowings (Details) ¥ in Thousands, $ in Thousands													12 Months Ended
	Sep. 09, 2025 CNY (¥)	Aug. 14, 2025	Jul. 24, 2025 CNY (¥)	Jun. 17, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Sep. 14, 2024 CNY (¥)	Sep. 04, 2024 CNY (¥)	Sep. 03, 2024 CNY (¥)	Sep. 02, 2024 CNY (¥)	Jun. 21, 2024 CNY (¥)	Mar. 05, 2024 CNY (¥)	Aug. 30, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Aug. 12, 2025 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Borrowings [Line Items]
Principal amount													¥ 10,000
Drew additional amount							¥ 5,050	¥ 3,200	¥ 1,750
Short-Term Debt, Average Outstanding Amount													2,108
Debt Interest expenses													1,100		¥ 729	¥ 417
Subscription cash received																			¥ 95,790
Investment amount																		¥ 37,831
investment equity interest																1.74%		4.119%
Repaid amount													10,769	$ 1,540	21,139	¥ 14,145
Repaid loan					¥ 1
Short-Term Debt [Member]
Borrowings [Line Items]
Paid to equity investments													¥ 4,558		¥ 4,588
12 Partners [Member]
Borrowings [Line Items]
Repaid amount																8,277
Loan Prime Rate [Member]
Borrowings [Line Items]
Interest rate	3.00%	3.00%	3.00%	3.00%		3.35%				3.45%	3.45%	3.45%
Principal amount						¥ 4,000
Floating Upward Rate [Member]
Borrowings [Line Items]
Interest rate	0.20%	0.20%	0.40%			0.25%				0.40%	0.50%	0.05%
Industrial Bank Co., Ltd [Member]
Borrowings [Line Items]
Principal amount										¥ 3,000		¥ 10,000
One Loan [Member]
Borrowings [Line Items]
Principal amount				¥ 4,000
Two Loans [Member]
Borrowings [Line Items]
Principal amount				¥ 3,000
Bank Borrowings [Member]
Borrowings [Line Items]
Weighted average interest rates													3.28%		3.80%
Loans from Third Party Partners [Member]
Borrowings [Line Items]
Investment amount																¥ 5,449
Short-Term Borrowings from Third-Party Cooperators [Member]
Borrowings [Line Items]
Repaid a total													¥ 60,703
Shanghai Jiading [Member]
Borrowings [Line Items]
Principal amount											¥ 2,109
Bank of China Co., Ltd. [Member]
Borrowings [Line Items]
Principal amount	¥ 10,000		¥ 10,000														¥ 10,000